FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 16) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	R$ 433,878	R$ 362,293
Financial assets at fair value through profit or loss	(613,092)	2,440,791
Financial assets and liabilities	(601,340)	2,454,129
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities	2,957,280	1,259,729
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities	(3,558,620)	1,194,400
Stocks [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through other comprehensive income	11,752	13,338
Stocks [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through other comprehensive income	11,752	13,338
Savings Account And Overnight [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	12,720	701,386
Savings Account And Overnight [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	12,720	701,386
Term Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	2,495,438	179,071
Term Deposits [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	2,495,438	179,071
Bank deposit certificates [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	3,754,202
Bank deposit certificates [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	3,754,202	4,451,214
Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	364,543	324,771
Financial Treasury Bills [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	364,543	324,771
Investment funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	19,018	35,718
Investment funds [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	19,018	35,718
Trade Accounts Receivable 1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	274,493	335,566
Trade Accounts Receivable 1 [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	274,493	335,566
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	131,148	145,355
Financial assets at fair value through profit or loss	(257,167)	(369,304)
Derivatives [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	131,148	145,355
Financial assets at fair value through profit or loss	(257,167)	(369,304)
Other Titles [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	53,809	5,445
Other Titles [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	53,809	5,445
Exchange rate variation on other liabilities
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	(7,461,296)
Exchange rate variation on other liabilities | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	R$ (7,461,296)	R$ (3,368,431)